22.1 Claims with probable chance of loss and contingent liabilities (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	R$ 1,120,470	R$ 1,151,087
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	258,128	280,066
Tax Claims [Member] | Normal Operation [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	698,601	692,735
Tax Claims [Member] | Normal Operation [Member] | I R And C S L [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	53,326	61,342
Tax Claims [Member] | Normal Operation [Member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	294,720	291,783
Tax Claims [Member] | Normal Operation [Member] | I C M S [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	328,175	319,851
Tax Claims [Member] | Normal Operation [Member] | Other Tax Claims [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	22,380	19,759
Corporate Claims [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	91,148	126,057
Civil Claims And Other [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	R$ 72,593	R$ 52,229